Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000025422
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class A
Trading Symbol	GSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[1]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025424
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class C
Trading Symbol	GSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%	[2]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202040
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class P
Trading Symbol	GGMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[3]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R
Trading Symbol	GSHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%	[4]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161292
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Class R6
Trading Symbol	GSHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[5]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[6]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Investor Class
Trading Symbol	GSHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[7]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Fund
Class Name	Service Class
Trading Symbol	GSHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[8]
AssetsNet	$ 2,390,096,055
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 6,578,302
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,390,096,055
# of Portfolio Holdings as of Period End	668
Portfolio Turnover Rate for the Period	16%
Total Net Advisory Fees Paid for the Period	$6,578,302

Holdings [Text Block]

Sector Allocation (%)

Diversified Financial Services	6.6%
Media	6.4%
Oil Field Services	5.7%
Pipelines	5.4%
Commercial Services	4.4%
Retailing	4.3%
Entertainment	3.9%
Chemicals	3.8%
Insurance	3.3%
Other	54.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	GSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[9]
AssetsNet	$ 35,349,856
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 103,148
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Holdings [Text Block]

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133722
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	GSAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%	[10]
AssetsNet	$ 35,349,856
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 103,148
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Holdings [Text Block]

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202048
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class P
Trading Symbol	GMUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[11]
AssetsNet	$ 35,349,856
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 103,148
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Holdings [Text Block]

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Class R6
Trading Symbol	GSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[12]
AssetsNet	$ 35,349,856
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 103,148
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Holdings [Text Block]

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133723
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Institutional Class
Trading Symbol	GSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[13]
AssetsNet	$ 35,349,856
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 103,148
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Holdings [Text Block]

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133724
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration High Yield Fund
Class Name	Investor Class
Trading Symbol	GSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration High Yield Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[14]
AssetsNet	$ 35,349,856
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 103,148
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$35,349,856
# of Portfolio Holdings as of Period End	344
Portfolio Turnover Rate for the Period	17%
Total Net Advisory Fees Paid for the Period	$103,148

Holdings [Text Block]

Sector Allocation (%)

Oil Field Services	9.8%
Media	7.9%
Pipelines	6.2%
Retailing	5.8%
Diversified Financial Services	4.4%
Chemicals	3.7%
Commercial Services	3.0%
Software	3.0%
Leisure Time	2.9%
Other	52.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000174582
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class A
Trading Symbol	GPAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[15]
AssetsNet	$ 2,247,536,610
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,124,938
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Holdings [Text Block]

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202005
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class P
Trading Symbol	GMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[16]
AssetsNet	$ 2,247,536,610
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,124,938
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Holdings [Text Block]

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195498
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Class R6
Trading Symbol	GPPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[17]
AssetsNet	$ 2,247,536,610
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,124,938
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Holdings [Text Block]

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136680
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Institutional Class
Trading Symbol	GPPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[18]
AssetsNet	$ 2,247,536,610
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,124,938
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Holdings [Text Block]

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000204425
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short-Term Conservative Income Fund
Class Name	Investor Class
Trading Symbol	GPPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short-Term Conservative Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[19]
AssetsNet	$ 2,247,536,610
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 2,124,938
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,247,536,610
# of Portfolio Holdings as of Period End	254
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$2,124,938

Holdings [Text Block]

Sector Allocation (%)

Banks	36.6%
Short-Term Investments	15.3%
Automotive	14.4%
Insurance	5.8%
U.S. Treasury Obligations	5.6%
Diversified Financial Services	4.2%
Telecommunication Services	1.3%
Electrical	1.2%
Pipelines	0.8%
Other	13.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037818
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class A
Trading Symbol	GSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[20]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037819
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class C
Trading Symbol	GSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$79	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[21]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202041
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class P
Trading Symbol	GMVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[22]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R
Trading Symbol	GSNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[23]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161293
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Class R6
Trading Symbol	GSFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[24]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037820
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Institutional Class
Trading Symbol	GSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[25]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Investor Class
Trading Symbol	GSNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[26]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000041010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Bond Fund
Class Name	Service Class
Trading Symbol	GSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[27]
AssetsNet	$ 364,010,551
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 700,793
InvestmentCompanyPortfolioTurnover	557.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$364,010,551
# of Portfolio Holdings as of Period End	648
Portfolio Turnover Rate for the Period	557%
Total Net Advisory Fees Paid for the Period	$700,793

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	39.7%
U.S. Treasury Obligations	16.3%
Commercial Mortgage-Backed Securities	11.7%
Collateralized Loan Obligations	9.5%
Banks	6.7%
Collateralized Mortgage Obligations	5.0%
Student Loan	2.5%
Healthcare Providers & Services	1.8%
Diversified Financial Services	1.7%
Other	23.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025406
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[28]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025408
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GCFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$74	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%	[29]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202037
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GAKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[30]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R
Trading Symbol	GDFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[31]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161289
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GCFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[32]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025404
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[33]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GDFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[34]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025405
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[35]
AssetsNet	$ 2,385,103,081
Holdings Count | Holding	766
Advisory Fees Paid, Amount	$ 3,752,228
InvestmentCompanyPortfolioTurnover	432.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$2,385,103,081
# of Portfolio Holdings as of Period End	766
Portfolio Turnover Rate for the Period	432%
Total Net Advisory Fees Paid for the Period	$3,752,228

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	35.6%
U.S. Treasury Obligations	29.7%
Collateralized Loan Obligations	8.0%
Commercial Mortgage-Backed Securities	5.8%
Banks	5.5%
Collateralized Mortgage Obligations	3.2%
Healthcare Providers & Services	2.3%
Short-Term Investments	1.9%
Software	1.7%
Other	20.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025382
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[36]
AssetsNet	$ 528,842,744
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,689,343
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000037783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	GSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$98	1.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%	[37]
AssetsNet	$ 528,842,744
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,689,343
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202032
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class P
Trading Symbol	GAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[38]
AssetsNet	$ 528,842,744
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,689,343
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161284
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	GSIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[39]
AssetsNet	$ 528,842,744
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,689,343
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025381
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[40]
AssetsNet	$ 528,842,744
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,689,343
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090759
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	GSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Debt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[41]
AssetsNet	$ 528,842,744
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 1,689,343
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$528,842,744
# of Portfolio Holdings as of Period End	539
Portfolio Turnover Rate for the Period	18%
Total Net Advisory Fees Paid for the Period	$1,689,343

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	66.1%
Oil Field Services	6.4%
Banks	3.6%
Engineering & Construction	2.2%
Electrical	1.6%
Pipelines	1.5%
Food & Drug Retailing	1.2%
Commercial Services	1.2%
Chemicals	1.1%
Other	12.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025378
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Administration Class
Trading Symbol	GEADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[42]
AssetsNet	$ 560,743,809
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 715,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Holdings [Text Block]

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025379
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class A
Trading Symbol	GEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[43]
AssetsNet	$ 560,743,809
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 715,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Holdings [Text Block]

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202031
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class P
Trading Symbol	GAEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[44]
AssetsNet	$ 560,743,809
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 715,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Holdings [Text Block]

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161283
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Class R6
Trading Symbol	GEIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[45]
AssetsNet	$ 560,743,809
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 715,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Holdings [Text Block]

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025377
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Institutional Class
Trading Symbol	GEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[46]
AssetsNet	$ 560,743,809
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 715,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Holdings [Text Block]

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Investor Class
Trading Symbol	GHIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[47]
AssetsNet	$ 560,743,809
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 715,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Holdings [Text Block]

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000231823
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Income Fund
Class Name	Service Class
Trading Symbol	GESVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[48]
AssetsNet	$ 560,743,809
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 715,811
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$560,743,809
# of Portfolio Holdings as of Period End	244
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$715,811

Holdings [Text Block]

Sector Allocation (%)

Banks	17.2%
U.S. Treasury Obligations	14.6%
Short-Term Investments	12.3%
Collateralized Loan Obligations	10.1%
Automotive	4.7%
Commercial Mortgage-Backed Securities	4.1%
Electrical	3.7%
Pharmaceuticals	3.3%
Diversified Financial Services	2.6%
Other	25.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025416
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class A
Trading Symbol	GSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[49]
AssetsNet	$ 852,469,702
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 2,019,679
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025418
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class C
Trading Symbol	GSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$83	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.64%	[50]
AssetsNet	$ 852,469,702
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 2,019,679
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202039
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class P
Trading Symbol	GGXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[51]
AssetsNet	$ 852,469,702
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 2,019,679
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161291
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GBIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[52]
AssetsNet	$ 852,469,702
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 2,019,679
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025414
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	GSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[53]
AssetsNet	$ 852,469,702
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 2,019,679
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090762
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Investor Class
Trading Symbol	GBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[54]
AssetsNet	$ 852,469,702
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 2,019,679
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025415
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Core Fixed Income Fund
Class Name	Service Class
Trading Symbol	GGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Core Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[55]
AssetsNet	$ 852,469,702
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 2,019,679
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$852,469,702
# of Portfolio Holdings as of Period End	682
Portfolio Turnover Rate for the Period	255%
Total Net Advisory Fees Paid for the Period	$2,019,679

Holdings [Text Block]

Sector Allocation (%)

Sovereign Debt Obligations	29.2%
Federal Agencies	19.6%
Commercial Mortgage-Backed Securities	11.8%
Banks	10.1%
U.S. Treasury Obligations	6.9%
Collateralized Loan Obligations	6.1%
Collateralized Mortgage Obligations	5.5%
Automotive	2.4%
Credit Card	1.4%
Other	22.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025396
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class A
Trading Symbol	GSGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[56]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025398
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class C
Trading Symbol	GSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$79	1.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%	[57]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202035
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class P
Trading Symbol	GGTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[58]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058953
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class R
Trading Symbol	GSORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[59]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161287
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Class R6
Trading Symbol	GSOUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[60]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025394
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Institutional Class
Trading Symbol	GSOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[61]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058954
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Investor Class
Trading Symbol	GSOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[62]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025395
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Income Fund
Class Name	Service Class
Trading Symbol	GSOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[63]
AssetsNet	$ 129,455,289
Holdings Count | Holding	337
Advisory Fees Paid, Amount	$ 293,053
InvestmentCompanyPortfolioTurnover	419.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$129,455,289
# of Portfolio Holdings as of Period End	337
Portfolio Turnover Rate for the Period	419%
Total Net Advisory Fees Paid for the Period	$293,053

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	51.6%
U.S. Treasury Obligations	47.3%
Commercial Mortgage-Backed Securities	8.0%
Collateralized Mortgage Obligations	3.1%
Agency Debentures	2.7%
Municipal Debt Obligations	1.6%
Student Loan	1.1%
Automotive	0.9%
Collateralized Loan Obligations	0.8%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090159
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class A
Trading Symbol	GFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[64]
AssetsNet	$ 1,847,351,393
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 5,027,552
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090160
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class C
Trading Symbol	GFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%	[65]
AssetsNet	$ 1,847,351,393
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 5,027,552
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202045
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class P
Trading Symbol	GGNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[66]
AssetsNet	$ 1,847,351,393
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 5,027,552
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090163
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R
Trading Symbol	GFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[67]
AssetsNet	$ 1,847,351,393
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 5,027,552
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195494
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Class R6
Trading Symbol	GFRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[68]
AssetsNet	$ 1,847,351,393
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 5,027,552
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090161
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	GSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[69]
AssetsNet	$ 1,847,351,393
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 5,027,552
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090162
Shareholder Report [Line Items]
Fund Name	Goldman Sachs High Yield Floating Rate Fund
Class Name	Investor Class
Trading Symbol	GFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs High Yield Floating Rate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[70]
AssetsNet	$ 1,847,351,393
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 5,027,552
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,847,351,393
# of Portfolio Holdings as of Period End	392
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$5,027,552

Holdings [Text Block]

Sector Allocation (%)

Technology - Software	6.4%
Commercial Services	5.6%
Insurance	5.1%
Chemicals	4.8%
Diversified Financial Services	4.8%
Exchange Traded Funds	4.3%
Building & Construction	4.2%
Building Materials	3.9%
Technology	3.7%
Other	60.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215837
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class A
Trading Symbol	GSCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[71]
AssetsNet	$ 149,237,546
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 348,878
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Holdings [Text Block]

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215839
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class C
Trading Symbol	GSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$84	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.63%	[72]
AssetsNet	$ 149,237,546
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 348,878
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Holdings [Text Block]

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215834
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class P
Trading Symbol	GSCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[73]
AssetsNet	$ 149,237,546
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 348,878
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Holdings [Text Block]

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215835
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Class R6
Trading Symbol	GSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[74]
AssetsNet	$ 149,237,546
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 348,878
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Holdings [Text Block]

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215838
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Institutional Class
Trading Symbol	GSNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[75]
AssetsNet	$ 149,237,546
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 348,878
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Holdings [Text Block]

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000215840
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Fund
Class Name	Investor Class
Trading Symbol	GSCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[76]
AssetsNet	$ 149,237,546
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 348,878
InvestmentCompanyPortfolioTurnover	278.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$149,237,546
# of Portfolio Holdings as of Period End	644
Portfolio Turnover Rate for the Period	278%
Total Net Advisory Fees Paid for the Period	$348,878

Holdings [Text Block]

Sector Allocation (%)

Banks	12.0%
Federal Agencies	8.6%
Pipelines	5.7%
Oil Field Services	5.6%
Diversified Financial Services	5.2%
Collateralized Loan Obligations	4.8%
Software	3.9%
Commercial Mortgage-Backed Securities	3.6%
Sovereign Debt Obligations	2.9%
Other	55.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class A
Trading Symbol	GSAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[77]
AssetsNet	$ 204,170,129
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 257,275
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051525
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class C
Trading Symbol	GSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$72	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%	[78]
AssetsNet	$ 204,170,129
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 257,275
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202042
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class P
Trading Symbol	GGJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[79]
AssetsNet	$ 204,170,129
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 257,275
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R
Trading Symbol	GSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[80]
AssetsNet	$ 204,170,129
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 257,275
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161294
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Class R6
Trading Symbol	GSRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[81]
AssetsNet	$ 204,170,129
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 257,275
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000051526
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	GSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[82]
AssetsNet	$ 204,170,129
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 257,275
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000059011
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Inflation Protected Securities Fund
Class Name	Investor Class
Trading Symbol	GSTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Inflation Protected Securities Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[83]
AssetsNet	$ 204,170,129
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 257,275
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$204,170,129
# of Portfolio Holdings as of Period End	12
Portfolio Turnover Rate for the Period	98%
Total Net Advisory Fees Paid for the Period	$257,275

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	86.0%
Agency Debentures	10.9%
Other	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025412
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class A
Trading Symbol	GSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[84]
AssetsNet	$ 675,894,678
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 1,080,649
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Holdings [Text Block]

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202038
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class P
Trading Symbol	GGBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[85]
AssetsNet	$ 675,894,678
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 1,080,649
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Holdings [Text Block]

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161290
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Class R6
Trading Symbol	GTIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[86]
AssetsNet	$ 675,894,678
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 1,080,649
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Holdings [Text Block]

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025410
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Institutional Class
Trading Symbol	GSGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[87]
AssetsNet	$ 675,894,678
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 1,080,649
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Holdings [Text Block]

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090761
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Investor Class
Trading Symbol	GTIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[88]
AssetsNet	$ 675,894,678
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 1,080,649
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Holdings [Text Block]

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025411
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investment Grade Credit Fund
Class Name	Separate Account Institutional
Trading Symbol	GSCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investment Grade Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[89]
AssetsNet	$ 675,894,678
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 1,080,649
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$675,894,678
# of Portfolio Holdings as of Period End	471
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$1,080,649

Holdings [Text Block]

Sector Allocation (%)

Banks	20.6%
Software	6.5%
Diversified Financial Services	5.2%
Automotive	4.6%
Healthcare Providers & Services	4.6%
Real Estate Investment Trust	4.4%
Electrical	4.0%
Aerospace & Defense	3.9%
Pipelines	3.4%
Other	38.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class A
Trading Symbol	GAMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[90]
AssetsNet	$ 25,318,443
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 104,873
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Holdings [Text Block]

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056393
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class C
Trading Symbol	GCMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%	[91]
AssetsNet	$ 25,318,443
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 104,873
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Holdings [Text Block]

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202043
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class P
Trading Symbol	GMWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[92]
AssetsNet	$ 25,318,443
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 104,873
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Holdings [Text Block]

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000195493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Class R6
Trading Symbol	GIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[93]
AssetsNet	$ 25,318,443
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 104,873
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Holdings [Text Block]

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000056394
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Institutional Class
Trading Symbol	GIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[94]
AssetsNet	$ 25,318,443
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 104,873
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Holdings [Text Block]

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090763
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Emerging Markets Credit Fund
Class Name	Investor Class
Trading Symbol	GLIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Credit Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[95]
AssetsNet	$ 25,318,443
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 104,873
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$25,318,443
# of Portfolio Holdings as of Period End	135
Portfolio Turnover Rate for the Period	25%
Total Net Advisory Fees Paid for the Period	$104,873

Holdings [Text Block]

Sector Allocation (%)

Banks	16.8%
Oil Field Services	13.4%
Electrical	9.8%
Engineering & Construction	7.4%
Chemicals	4.4%
Commercial Services	4.2%
Sovereign Debt Obligations	4.2%
Mining	4.2%
Beverages	2.8%
Other	30.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class A
Trading Symbol	GDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[96]
AssetsNet	$ 1,318,201,606
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,473,398
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class C
Trading Symbol	GDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$58	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[97]
AssetsNet	$ 1,318,201,606
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,473,398
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202046
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class P
Trading Symbol	GMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[98]
AssetsNet	$ 1,318,201,606
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,473,398
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110987
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R
Trading Symbol	GIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[99]
AssetsNet	$ 1,318,201,606
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,473,398
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161296
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	GDIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[100]
AssetsNet	$ 1,318,201,606
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,473,398
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110985
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	GDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[101]
AssetsNet	$ 1,318,201,606
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,473,398
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110986
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	GSSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[102]
AssetsNet	$ 1,318,201,606
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 2,473,398
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,318,201,606
# of Portfolio Holdings as of Period End	359
Portfolio Turnover Rate for the Period	70%
Total Net Advisory Fees Paid for the Period	$2,473,398

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	16.9%
Banks	12.1%
Commercial Mortgage-Backed Securities	10.0%
Short-Term Investments	6.3%
Collateralized Loan Obligations	6.0%
Federal Agencies	5.2%
Automotive	3.2%
Collateralized Mortgage Obligations	3.1%
Healthcare Providers & Services	2.9%
Other	34.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025390
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class A
Trading Symbol	GSSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[103]
AssetsNet	$ 496,178,144
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 968,251
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025392
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class C
Trading Symbol	GSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$61	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[104]
AssetsNet	$ 496,178,144
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 968,251
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202034
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class P
Trading Symbol	GMDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[105]
AssetsNet	$ 496,178,144
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 968,251
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161286
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Class R6
Trading Symbol	GSTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[106]
AssetsNet	$ 496,178,144
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 968,251
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025388
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Institutional Class
Trading Symbol	GSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[107]
AssetsNet	$ 496,178,144
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 968,251
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058952
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Investor Class
Trading Symbol	GTDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[108]
AssetsNet	$ 496,178,144
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 968,251
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025389
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Short Duration Government Fund
Class Name	Service Class
Trading Symbol	GSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Short Duration Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[109]
AssetsNet	$ 496,178,144
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 968,251
InvestmentCompanyPortfolioTurnover	337.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$496,178,144
# of Portfolio Holdings as of Period End	516
Portfolio Turnover Rate for the Period	337%
Total Net Advisory Fees Paid for the Period	$968,251

Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	69.6%
Federal Agencies	32.6%
Agency Debentures	2.4%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.2%
Other	3.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090150
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class A
Trading Symbol	GSZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[110]
AssetsNet	$ 1,254,993,018
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 2,991,556
InvestmentCompanyPortfolioTurnover	1078.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090151
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class C
Trading Symbol	GSZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%	[111]
AssetsNet	$ 1,254,993,018
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 2,991,556
InvestmentCompanyPortfolioTurnover	1078.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202044
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class P
Trading Symbol	GSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[112]
AssetsNet	$ 1,254,993,018
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 2,991,556
InvestmentCompanyPortfolioTurnover	1078.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090154
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R
Trading Symbol	GSZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[113]
AssetsNet	$ 1,254,993,018
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 2,991,556
InvestmentCompanyPortfolioTurnover	1078.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161295
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	GSZUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[114]
AssetsNet	$ 1,254,993,018
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 2,991,556
InvestmentCompanyPortfolioTurnover	1078.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090152
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Institutional Class
Trading Symbol	GSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[115]
AssetsNet	$ 1,254,993,018
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 2,991,556
InvestmentCompanyPortfolioTurnover	1078.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090153
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Bond Fund
Class Name	Investor Class
Trading Symbol	GZIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$40	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[116]
AssetsNet	$ 1,254,993,018
Holdings Count | Holding	665
Advisory Fees Paid, Amount	$ 2,991,556
InvestmentCompanyPortfolioTurnover	1078.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$1,254,993,018
# of Portfolio Holdings as of Period End	665
Portfolio Turnover Rate for the Period	1,078%
Total Net Advisory Fees Paid for the Period	$2,991,556

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	24.5%
U.S. Treasury Obligations	20.4%
Collateralized Loan Obligations	15.8%
Commercial Mortgage-Backed Securities	14.1%
Collateralized Mortgage Obligations	6.6%
Short-Term Investments	5.0%
Banks	1.7%
Student Loan	1.5%
Diversified Financial Services	1.5%
Other	28.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class A
Trading Symbol	GSUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[117]
AssetsNet	$ 169,584,236
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 281,163
InvestmentCompanyPortfolioTurnover	668.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000202036
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class P
Trading Symbol	GSBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[118]
AssetsNet	$ 169,584,236
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 281,163
InvestmentCompanyPortfolioTurnover	668.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161288
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Class R6
Trading Symbol	GGIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[119]
AssetsNet	$ 169,584,236
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 281,163
InvestmentCompanyPortfolioTurnover	668.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Institutional Class
Trading Symbol	GSUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[120]
AssetsNet	$ 169,584,236
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 281,163
InvestmentCompanyPortfolioTurnover	668.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000090760
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Investor Class
Trading Symbol	GGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[121]
AssetsNet	$ 169,584,236
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 281,163
InvestmentCompanyPortfolioTurnover	668.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Mortgages Fund
Class Name	Separate Account Institutional
Trading Symbol	GSUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Mortgages Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Separate Account Institutional	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[122]
AssetsNet	$ 169,584,236
Holdings Count | Holding	715
Advisory Fees Paid, Amount	$ 281,163
InvestmentCompanyPortfolioTurnover	668.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End	$169,584,236
# of Portfolio Holdings as of Period End	715
Portfolio Turnover Rate for the Period	668%
Total Net Advisory Fees Paid for the Period	$281,163

Holdings [Text Block]

Sector Allocation (%)

Federal Agencies	110.6%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage-Backed Securities	6.6%
U.S. Treasury Obligations	2.9%
Collateralized Loan Obligations	2.3%
Student Loan	0.3%
Other	3.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.
[70]	Annualized.
[71]	Annualized.
[72]	Annualized.
[73]	Annualized.
[74]	Annualized.
[75]	Annualized.
[76]	Annualized.
[77]	Annualized.
[78]	Annualized.
[79]	Annualized.
[80]	Annualized.
[81]	Annualized.
[82]	Annualized.
[83]	Annualized.
[84]	Annualized.
[85]	Annualized.
[86]	Annualized.
[87]	Annualized.
[88]	Annualized.
[89]	Annualized.
[90]	Annualized.
[91]	Annualized.
[92]	Annualized.
[93]	Annualized.
[94]	Annualized.
[95]	Annualized.
[96]	Annualized.
[97]	Annualized.
[98]	Annualized.
[99]	Annualized.
[100]	Annualized.
[101]	Annualized.
[102]	Annualized.
[103]	Annualized.
[104]	Annualized.
[105]	Annualized.
[106]	Annualized.
[107]	Annualized.
[108]	Annualized.
[109]	Annualized.
[110]	Annualized.
[111]	Annualized.
[112]	Annualized.
[113]	Annualized.
[114]	Annualized.
[115]	Annualized.
[116]	Annualized.
[117]	Annualized.
[118]	Annualized.
[119]	Annualized.
[120]	Annualized.
[121]	Annualized.
[122]	Annualized.